Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments	Future minimum lease payments for these operating leases as of June 30, 2021, are as follows (in millions):

Fiscal year ending June 30:
2022	$11.3
2023	10.3
2024	8.4
2025	6.7
2026	4.4
2027 and thereafter	18.0

Total	$59.1